High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Corporate Bonds (96.0%)	Shares/ Par +	Value $ (000’s)
Basic Materials (3.4%)
Ashland, Inc. 3.375%, 9/1/31 144A	825,000	732
Axalta Coating Systems Dutch Holding BV 7.250%, 2/15/31 144A	425,000	454
Axalta Coating Systems LLC 3.375%, 2/15/29 144A	875,000	819
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding 4.750%, 6/15/27 144A	600,000	595
Cleveland-Cliffs, Inc.
4.625%, 3/1/29 144A	1,525,000	1,440
4.875%, 3/1/31 144A	425,000	395
6.750%, 4/15/30 144A	600,000	610
7.000%, 3/15/32 144A	1,075,000	1,087
Coeur Mining, Inc. 5.125%, 2/15/29 144A	1,950,000	1,894
Element Solutions, Inc. 3.875%, 9/1/28 144A	1,650,000	1,573
H.B. Fuller Co. 4.250%, 10/15/28	525,000	503
Herens Holdco SARL 4.750%, 5/15/28 144A	3,450,000	3,011
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. 9.000%, 7/1/28 144A	1,350,000	1,365
Olympus Water US Holding Corp.
4.250%, 10/1/28 144A	1,500,000	1,432
6.250%, 10/1/29 144A	1,975,000	1,911
7.125%, 10/1/27 144A	875,000	893
9.750%, 11/15/28 144A	2,125,000	2,268
SNF Group 3.375%, 3/15/30 144A	950,000	856
WR Grace Holdings LLC
4.875%, 6/15/27 144A	675,000	665
5.625%, 8/15/29 144A	1,200,000	1,127
7.375%, 3/1/31 144A	325,000	341

Total		23,971

Communications (11.5%)
Audacy Capital Corp.
6.500%, 5/1/27 144A j	2,250,000	45
6.750%, 3/31/29 144A j	1,650,000	33
Cars.com, Inc. 6.375%, 11/1/28 144A	2,125,000	2,132
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 1/15/34 144A	1,200,000	984
4.500%, 8/15/30 144A	1,500,000	1,360
4.500%, 5/1/32	1,050,000	908
4.500%, 6/1/33 144A	1,175,000	998
4.750%, 3/1/30 144A	3,400,000	3,127
5.000%, 2/1/28 144A	2,000,000	1,946
5.125%, 5/1/27 144A	2,225,000	2,190
5.375%, 6/1/29 144A	1,350,000	1,301
5.500%, 5/1/26 144A	275,000	275

Corporate Bonds (96.0%)	Shares/ Par +	Value $ (000’s)
Communications continued
Ciena Corp. 4.000%, 1/31/30 144A	325,000	307
CMG Media Corp. 8.875%, 12/15/27 144A	2,000,000	1,170
CSC Holdings LLC
3.375%, 2/15/31 144A	825,000	585
4.125%, 12/1/30 144A	950,000	692
4.500%, 11/15/31 144A	2,750,000	2,002
5.500%, 4/15/27 144A	1,775,000	1,561
5.750%, 1/15/30 144A	4,200,000	2,174
6.500%, 2/1/29 144A	1,100,000	911
Cumulus Media New Holdings, Inc. 8.000%, 7/1/29 144A	356,000	142
DISH DBS Corp.
5.125%, 6/1/29	2,825,000	1,895
5.750%, 12/1/28 144A	325,000	284
7.375%, 7/1/28	750,000	562
7.750%, 7/1/26	325,000	282
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.250%, 12/1/27 144A	1,625,000	1,619
GoTo Group, Inc. 5.500%, 5/1/28 144A	2,059,750	1,027
Gray Television, Inc. 5.375%, 11/15/31 144A	975,000	610
iHeartCommunications, Inc. 5.250%, 8/15/27 144A	700,000	478
Lamar Media Corp.
3.625%, 1/15/31	425,000	388
4.000%, 2/15/30	100,000	94
4.875%, 1/15/29	675,000	667
Match Group Holdings II LLC
4.125%, 8/1/30 144A	2,175,000	2,037
4.625%, 6/1/28 144A	1,450,000	1,410
5.000%, 12/15/27 144A	525,000	519
Midas OpCo Holdings LLC 5.625%, 8/15/29 144A	5,375,000	5,197
Millennium Escrow Corp. 6.625%, 8/1/26 144A	1,425,000	896
Nexstar Media, Inc. 5.625%, 7/15/27 144A	1,200,000	1,189
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 1/15/29 144A	1,150,000	1,095
4.625%, 3/15/30 144A	1,400,000	1,330
7.375%, 2/15/31 144A	150,000	160
Scripps Escrow II, Inc. 5.375%, 1/15/31 144A	300,000	173
Scripps Escrow, Inc. 5.875%, 7/15/27 144A	1,100,000	957
Sinclair Television Group, Inc.
4.125%, 12/1/30 144A	150,000	117
5.125%, 2/15/27 144A	1,475,000	1,284
5.500%, 3/1/30 144A	1,000,000	723
Sirius XM Radio, Inc.
3.125%, 9/1/26 144A	1,075,000	1,039

High Yield Bond Portfolio

Corporate Bonds (96.0%)	Shares/ Par +	Value $ (000’s)
Communications continued
3.875%, 9/1/31 144A	2,025,000	1,764
4.000%, 7/15/28 144A	725,000	684
4.125%, 7/1/30 144A	1,525,000	1,383
5.500%, 7/1/29 144A	1,375,000	1,343
Sprint LLC 7.625%, 2/15/25	700,000	702
Sunrise FinCo I BV 4.875%, 7/15/31 144A	3,225,000	3,051
TEGNA, Inc. 5.000%, 9/15/29	1,325,000	1,262
Telenet Finance Luxembourg Notes SARL 5.500%, 3/1/28 144A	4,400,000	4,302
Univision Communications, Inc.
4.500%, 5/1/29 144A	1,400,000	1,251
7.375%, 6/30/30 144A	1,025,000	992
8.000%, 8/15/28 144A	1,475,000	1,508
Urban One, Inc. 7.375%, 2/1/28 144A	500,000	361
Viavi Solutions, Inc. 3.750%, 10/1/29 144A	1,175,000	1,066
Virgin Media Finance PLC 5.000%, 7/15/30 144A	2,700,000	2,375
Virgin Media Secured Finance PLC
4.500%, 8/15/30 144A	250,000	222
5.500%, 5/15/29 144A	475,000	456
Virgin Media Vendor Financing Notes IV 5.000%, 7/15/28 144A	1,150,000	1,108
VMED O2 UK Financing I PLC
4.250%, 1/31/31 144A	600,000	531
4.750%, 7/15/31 144A	1,475,000	1,313
VZ Secured Financing BV 5.000%, 1/15/32 144A	1,225,000	1,127
Ziggo Bond Co. BV
5.125%, 2/28/30 144A	1,300,000	1,198
6.000%, 1/15/27 144A	2,025,000	2,024
Ziggo BV 4.875%, 1/15/30 144A	200,000	190

Total		81,088

Consumer, Cyclical (20.5%)
1011778 BC ULC / New Red Finance, Inc.
3.875%, 1/15/28 144A	1,125,000	1,081
4.000%, 10/15/30 144A	5,150,000	4,749
4.375%, 1/15/28 144A	1,175,000	1,142
5.625%, 9/15/29 144A	375,000	380
Academy, Ltd. 6.000%, 11/15/27 144A	1,850,000	1,855
Adient Global Holdings, Ltd.
4.875%, 8/15/26 144A	3,300,000	3,269
7.000%, 4/15/28 144A	350,000	361
8.250%, 4/15/31 144A	350,000	371
Affinity Interactive 6.875%, 12/15/27 144A	1,500,000	1,290
American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.
5.500%, 4/20/26 144A	962,500	960
5.750%, 4/20/29 144A	200,000	200
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29 144A	275,000	257
4.000%, 1/15/28 144A	2,050,000	1,973

Corporate Bonds (96.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Aramark Services, Inc. 5.000%, 2/1/28 144A	225,000	224
Asbury Automotive Group, Inc.
4.625%, 11/15/29 144A	1,850,000	1,764
5.000%, 2/15/32 144A	675,000	640
BCPE Empire Holdings, Inc. 7.625%, 5/1/27 144A	4,875,000	4,891
Beacon Roofing Supply, Inc. 6.500%, 8/1/30 144A	425,000	440
Boyd Gaming Corp.
4.750%, 12/1/27	1,650,000	1,631
4.750%, 6/15/31 144A	575,000	549
Caesars Entertainment, Inc.
4.625%, 10/15/29 144A	825,000	785
6.500%, 2/15/32 144A	1,450,000	1,500
7.000%, 2/15/30 144A	375,000	392
8.125%, 7/1/27 144A	2,325,000	2,373
Carnival Corp.
6.000%, 5/1/29 144A	675,000	684
7.000%, 8/15/29 144A	375,000	399
7.625%, 3/1/26 144A	725,000	732
CCM Merger, Inc. 6.375%, 5/1/26 144A	425,000	424
Churchill Downs, Inc.
5.500%, 4/1/27 144A	225,000	224
6.750%, 5/1/31 144A	2,000,000	2,065
Clarios Global LP 6.750%, 5/15/28 144A	625,000	644
Clarios Global LP / Clarios US Finance Co.
6.250%, 5/15/26 144A	270,000	270
8.500%, 5/15/27 144A	6,450,000	6,471
Dana Financing Luxembourg SARL 5.750%, 4/15/25 144A	325,000	325
Dana, Inc. 5.375%, 11/15/27	150,000	149
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/29 144A	3,450,000	3,036
Ford Motor Credit Co. LLC
2.700%, 8/10/26	725,000	697
3.375%, 11/13/25	3,250,000	3,188
4.000%, 11/13/30	1,975,000	1,826
4.063%, 11/1/24	1,700,000	1,698
4.125%, 8/17/27	1,350,000	1,315
4.271%, 1/9/27	1,675,000	1,646
4.389%, 1/8/26	2,725,000	2,701
5.113%, 5/3/29	1,200,000	1,189
5.125%, 6/16/25	825,000	825
6.800%, 5/12/28	700,000	733
Foundation Building Materials, Inc. 6.000%, 3/1/29 144A	3,625,000	3,192
The Gap, Inc.
3.625%, 10/1/29 144A	1,325,000	1,198
3.875%, 10/1/31 144A	225,000	197
Gates Corp. 6.875%, 7/1/29 144A	1,225,000	1,269
Group 1 Automotive, Inc. 6.375%, 1/15/30 144A	375,000	381
GYP Holdings III Corp. 4.625%, 5/1/29 144A	2,475,000	2,359

High Yield Bond Portfolio

Corporate Bonds (96.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
H&E Equipment Services, Inc. 3.875%, 12/15/28 144A	2,200,000	2,065
Hilton Domestic Operating Co., Inc.
3.625%, 2/15/32 144A	700,000	632
3.750%, 5/1/29 144A	1,150,000	1,090
4.875%, 1/15/30	500,000	493
5.750%, 5/1/28 144A	800,000	804
5.875%, 3/15/33 144A	875,000	892
IHO Verwaltungs GmbH
4.750%, 9/15/26 144A	2,150,000	2,105
6.000%, 5/15/27 144A	1,650,000	1,621
6.375%, 5/15/29 144A	2,350,000	2,300
Interface, Inc. 5.500%, 12/1/28 144A	1,350,000	1,318
JB Poindexter & Co., Inc. 8.750%, 12/15/31 144A	1,175,000	1,242
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.750%, 6/1/27 144A	550,000	547
Kontoor Brands, Inc. 4.125%, 11/15/29 144A	575,000	543
LCM Investments Holdings II LLC 8.250%, 8/1/31 144A	2,700,000	2,867
Light and Wonder International, Inc.
7.250%, 11/15/29 144A	1,700,000	1,759
7.500%, 9/1/31 144A	725,000	760
MGM Resorts International
6.125%, 9/15/29	1,025,000	1,038
6.500%, 4/15/32	2,075,000	2,114
Midwest Gaming Borrower LLC 4.875%, 5/1/29 144A	1,275,000	1,223
Mohegan Tribal Gaming Authority 8.000%, 2/1/26 144A	3,575,000	3,536
NCL Corp., Ltd.
5.875%, 3/15/26 144A	1,450,000	1,450
6.250%, 3/1/30 144A	175,000	175
7.750%, 2/15/29 144A	525,000	563
8.125%, 1/15/29 144A	575,000	615
NCL Finance, Ltd. 6.125%, 3/15/28 144A	750,000	765
Ontario Gaming GTA LP / OTG Co-Issuer, Inc. 8.000%, 8/1/30 144A	2,025,000	2,104
Penn Entertainment, Inc.
4.125%, 7/1/29 144A	1,625,000	1,481
5.625%, 1/15/27 144A	250,000	248
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875%, 11/1/26 144A	1,200,000	1,165
Real Hero Merger Sub 2, Inc. 6.250%, 2/1/29 144A	3,125,000	2,718
Royal Caribbean Cruises, Ltd.
5.375%, 7/15/27 144A	750,000	757
5.500%, 8/31/26 144A	750,000	757
5.625%, 9/30/31 144A	500,000	507
6.000%, 2/1/33 144A	1,275,000	1,307
6.250%, 3/15/32 144A	925,000	960
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. 6.625%, 3/1/30 144A	1,875,000	1,861

Corporate Bonds (96.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
SeaWorld Parks & Entertainment, Inc. 5.250%, 8/15/29 144A	2,900,000	2,830
Six Flags Entertainment Corp.
5.500%, 4/15/27 144A	475,000	472
7.250%, 5/15/31 144A	1,775,000	1,838
Station Casinos LLC
4.500%, 2/15/28 144A	2,000,000	1,931
4.625%, 12/1/31 144A	1,300,000	1,205
6.625%, 3/15/32 144A	250,000	256
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.000%, 6/1/31 144A	2,525,000	2,354
5.875%, 3/1/27	900,000	898
Velocity Vehicle Group LLC 8.000%, 6/1/29 144A	925,000	963
White Cap Buyer LLC 6.875%, 10/15/28 144A	1,825,000	1,842
White Cap Parent LLC 8.250%, 3/15/26 144A	1,650,000	1,651
The William Carter Co. 5.625%, 3/15/27 144A	800,000	798
WMG Acquisition Corp.
3.750%, 12/1/29 144A	800,000	753
3.875%, 7/15/30 144A	325,000	303
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.250%, 3/15/33 144A	1,250,000	1,266
7.125%, 2/15/31 144A	1,100,000	1,187
Yum! Brands, Inc.
4.625%, 1/31/32	1,625,000	1,556
4.750%, 1/15/30 144A	725,000	716
ZF North America Capital, Inc.
6.750%, 4/23/30 144A	150,000	151
6.875%, 4/14/28 144A	1,000,000	1,009
7.125%, 4/14/30 144A	800,000	829

Total		144,104

Consumer, Non-cyclical (12.9%)
AHP Health Partners, Inc. 5.750%, 7/15/29 144A	1,450,000	1,418
Albertsons Cos., Inc. / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC
3.250%, 3/15/26 144A	350,000	338
3.500%, 3/15/29 144A	750,000	699
5.875%, 2/15/28 144A	700,000	703
6.500%, 2/15/28 144A	1,200,000	1,222
7.500%, 3/15/26 144A	625,000	630
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, 6/1/29 144A	2,225,000	1,988
7.875%, 2/15/31 144A	975,000	996
9.750%, 7/15/27 144A	3,400,000	3,407
Avantor Funding, Inc.
3.875%, 11/1/29 144A	1,825,000	1,727
4.625%, 7/15/28 144A	2,350,000	2,297
Bausch Health Cos., Inc.
4.875%, 6/1/28 144A	350,000	274
5.000%, 2/15/29 144A	625,000	361
5.250%, 1/30/30 144A	1,700,000	952
5.750%, 8/15/27 144A	775,000	659
6.125%, 2/1/27 144A	300,000	271

High Yield Bond Portfolio

Corporate Bonds (96.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
6.250%, 2/15/29 144A	725,000	444
7.250%, 5/30/29 144A	1,050,000	642
Bellring Brands, Inc. 7.000%, 3/15/30 144A	2,050,000	2,145
Boost Newco Borrower LLC 7.500%, 1/15/31 144A	3,550,000	3,809
The Brink’s Co.
6.500%, 6/15/29 144A	1,075,000	1,114
6.750%, 6/15/32 144A	1,050,000	1,095
Centene Corp. 4.625%, 12/15/29	1,500,000	1,468
CHS / Community Health Systems, Inc.
5.250%, 5/15/30 144A	1,000,000	920
5.625%, 3/15/27 144A	1,300,000	1,279
6.000%, 1/15/29 144A	550,000	534
6.125%, 4/1/30 144A	800,000	684
6.875%, 4/15/29 144A	1,775,000	1,610
Concentra Escrow Issuer Corp. 6.875%, 7/15/32 144A	425,000	447
Edgewell Personal Care Co.
4.125%, 4/1/29 144A	1,000,000	946
5.500%, 6/1/28 144A	875,000	870
Embecta Corp.
5.000%, 2/15/30 144A	300,000	276
6.750%, 2/15/30 144A	1,400,000	1,326
Garda World Security Corp.
4.625%, 2/15/27 144A	875,000	859
6.000%, 6/1/29 144A	2,375,000	2,279
7.750%, 2/15/28 144A	600,000	622
8.250%, 8/1/32 144A	300,000	307
9.500%, 11/1/27 144A	3,569,000	3,574
Grifols SA 4.750%, 10/15/28 144A	3,600,000	3,372
HCA, Inc. 5.375%, 2/1/25	1,250,000	1,250
HealthEquity, Inc. 4.500%, 10/1/29 144A	2,225,000	2,150
IQVIA, Inc.
5.000%, 10/15/26 144A	1,375,000	1,371
5.000%, 5/15/27 144A	750,000	745
6.500%, 5/15/30 144A	200,000	209
Jazz Securities DAC 4.375%, 1/15/29 144A	1,400,000	1,354
Medline Borrower LP
3.875%, 4/1/29 144A	1,625,000	1,539
5.250%, 10/1/29 144A	6,000,000	5,887
Medline Borrower LP / Medline Co-Issuer, Inc. 6.250%, 4/1/29 144A	1,150,000	1,185
Neogen Food Safety Corp. 8.625%, 7/20/30 144A	675,000	747
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125%, 4/30/28 144A	425,000	409
5.125%, 4/30/31 144A	1,800,000	1,696
6.750%, 5/15/34 144A	300,000	310
7.875%, 5/15/34 144A	500,000	530
Performance Food Group, Inc.
4.250%, 8/1/29 144A	1,425,000	1,355
5.500%, 10/15/27 144A	950,000	947
6.125%, 9/15/32 144A	275,000	281

Corporate Bonds (96.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Post Holdings, Inc.
5.500%, 12/15/29 144A	900,000	894
5.625%, 1/15/28 144A	366,000	369
6.250%, 2/15/32 144A	1,300,000	1,339
6.250%, 10/15/34 144A	375,000	377
6.375%, 3/1/33 144A	1,175,000	1,194
Prestige Brands, Inc. 3.750%, 4/1/31 144A	650,000	595
Teleflex, Inc.
4.250%, 6/1/28 144A	250,000	242
4.625%, 11/15/27	450,000	444
Tenet Healthcare Corp.
4.250%, 6/1/29	225,000	217
4.625%, 6/15/28	125,000	123
5.125%, 11/1/27	1,800,000	1,793
6.125%, 10/1/28	2,450,000	2,470
6.125%, 6/15/30	775,000	788
6.250%, 2/1/27	1,125,000	1,127
6.750%, 5/15/31	1,125,000	1,173
United Rentals North America, Inc.
4.875%, 1/15/28	1,225,000	1,216
5.250%, 1/15/30	425,000	425
5.500%, 5/15/27	400,000	401
6.000%, 12/15/29 144A	375,000	387
6.125%, 3/15/34 144A	675,000	698
US Foods, Inc.
4.625%, 6/1/30 144A	700,000	676
4.750%, 2/15/29 144A	1,500,000	1,462
5.750%, 4/15/33 144A	275,000	275
6.875%, 9/15/28 144A	775,000	808
ZipRecruiter, Inc. 5.000%, 1/15/30 144A	975,000	882

Total		90,904

Diversified (0.2%)
Stena International SA 7.250%, 1/15/31 144A	1,475,000	1,550

Total		1,550

Energy (10.1%)
Aethon United BR LP / Aethon United Finance Corp. 7.500%, 10/1/29 144A	1,225,000	1,241
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 6/15/29 144A	975,000	965
5.750%, 3/1/27 144A	2,375,000	2,377
5.750%, 1/15/28 144A	2,600,000	2,604
6.625%, 2/1/32 144A	225,000	233
Antero Resources Corp.
5.375%, 3/1/30 144A	625,000	617
7.625%, 2/1/29 144A	244,000	252
Archrock Partners LP
6.250%, 4/1/28 144A	1,975,000	1,985
6.875%, 4/1/27 144A	3,275,000	3,285
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, 6/30/29 144A	600,000	593
7.000%, 11/1/26 144A	1,375,000	1,376
8.250%, 12/31/28 144A	575,000	589
9.000%, 11/1/27 144A	400,000	478

High Yield Bond Portfolio

Corporate Bonds (96.0%)	Shares/ Par +	Value $ (000’s)
Energy continued
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.000%, 7/15/29 144A	400,000	416
7.250%, 7/15/32 144A	550,000	577
Cheniere Energy Partners LP
4.000%, 3/1/31	1,000,000	946
4.500%, 10/1/29	725,000	715
Chesapeake Energy Corp. 5.875%, 2/1/29 144A	225,000	226
Chesapeake Energy Corp. Escrow 7.000%, 10/1/24 *	1,000,000	19
Chord Energy Corp. 6.375%, 6/1/26 144A	525,000	526
Civitas Resources, Inc.
8.375%, 7/1/28 144A	1,575,000	1,637
8.625%, 11/1/30 144A	575,000	609
8.750%, 7/1/31 144A	300,000	318
CNX Midstream Partners LP 4.750%, 4/15/30 144A	2,250,000	2,104
Comstock Resources, Inc.
5.875%, 1/15/30 144A	475,000	444
6.750%, 3/1/29 144A	2,175,000	2,123
DT Midstream, Inc. 4.375%, 6/15/31 144A	1,450,000	1,373
Energy Transfer LP 7.375%, 2/1/31 144A	750,000	798
EQM Midstream Partners LP
4.500%, 1/15/29 144A	300,000	293
4.750%, 1/15/31 144A	1,325,000	1,283
5.500%, 7/15/28	1,925,000	1,951
6.000%, 7/1/25 144A	331,000	331
6.375%, 4/1/29 144A	600,000	619
6.500%, 7/1/27 144A	1,825,000	1,880
7.500%, 6/1/27 144A	975,000	1,004
7.500%, 6/1/30 144A	175,000	192
Hess Midstream Operations LP
4.250%, 2/15/30 144A	625,000	597
5.125%, 6/15/28 144A	1,300,000	1,286
5.500%, 10/15/30 144A	475,000	474
6.500%, 6/1/29 144A	200,000	207
HF Sinclair Corp.
5.000%, 2/1/28	1,725,000	1,717
6.375%, 4/15/27	425,000	431
Kodiak Gas Services LLC 7.250%, 2/15/29 144A	1,750,000	1,811
Matador Resources Co.
6.250%, 4/15/33 144A	525,000	516
6.500%, 4/15/32 144A	1,000,000	999
Nabors Industries, Ltd.
7.375%, 5/15/27 144A	225,000	225
7.500%, 1/15/28 144A	800,000	750
8.875%, 8/15/31 144A	450,000	428
9.125%, 1/31/30 144A	100,000	103
Northriver Midstream Finance LP 6.750%, 7/15/32 144A	1,700,000	1,755
Occidental Petroleum Corp. 5.875%, 9/1/25	1,000,000	1,004
Permian Resources Operating LLC
5.375%, 1/15/26 144A	825,000	822
6.250%, 2/1/33 144A	600,000	610

Corporate Bonds (96.0%)	Shares/ Par +	Value $ (000’s)
Energy continued
Precision Drilling Corp. 7.125%, 1/15/26 144A	1,016,000	1,015
Range Resources Corp.
4.750%, 2/15/30 144A	475,000	458
4.875%, 5/15/25	350,000	348
8.250%, 1/15/29	1,125,000	1,164
Rockcliff Energy II LLC 5.500%, 10/15/29 144A	1,025,000	974
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. 7.875%, 11/1/28 144A	600,000	628
SM Energy Co.
6.500%, 7/15/28	200,000	200
6.625%, 1/15/27	250,000	251
6.750%, 9/15/26	1,100,000	1,099
6.750%, 8/1/29 144A	775,000	778
7.000%, 8/1/32 144A	525,000	527
Solaris Midstream Holdings LLC 7.625%, 4/1/26 144A	775,000	781
Southwestern Energy Co.
4.750%, 2/1/32	725,000	694
5.375%, 3/15/30	300,000	299
8.375%, 9/15/28	1,100,000	1,132
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, 3/1/30	2,250,000	2,291
6.500%, 7/15/27	300,000	304
TerraForm Power Operating LLC
4.750%, 1/15/30 144A	1,725,000	1,651
5.000%, 1/31/28 144A	1,775,000	1,756
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27	1,625,000	1,639
7.125%, 3/15/29 144A	2,175,000	2,240

Total		70,943

Financial (11.4%)
Acrisure LLC / Acrisure Finance, Inc. 7.500%, 11/6/30 144A	2,200,000	2,264
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
5.875%, 11/1/29 144A	575,000	552
6.500%, 10/1/31 144A	375,000	379
6.750%, 10/15/27 144A	275,000	274
7.000%, 1/15/31 144A	2,050,000	2,107
7.375%, 10/1/32 144A	1,550,000	1,571
Ally Financial, Inc. 5.750%, 11/20/25	1,475,000	1,481
AmWINS Group, Inc.
4.875%, 6/30/29 144A	2,950,000	2,829
6.375%, 2/15/29 144A	1,225,000	1,255
Ardonagh Finco, Ltd. 7.750%, 2/15/31 144A	800,000	827
Ardonagh Group Finance, Ltd. 8.875%, 2/15/32 144A	5,925,000	6,123
AssuredPartners, Inc.
5.625%, 1/15/29 144A	1,900,000	1,829
7.500%, 2/15/32 144A	1,125,000	1,156
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance 7.125%, 5/15/31 144A	2,075,000	2,183

High Yield Bond Portfolio

Corporate Bonds (96.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
BroadStreet Partners, Inc. 5.875%, 4/15/29 144A	6,075,000	5,796
GTCR AP Finance, Inc. 8.000%, 5/15/27 144A	1,925,000	1,925
HUB International, Ltd.
5.625%, 12/1/29 144A	3,075,000	3,016
7.250%, 6/15/30 144A	3,475,000	3,620
7.375%, 1/31/32 144A	4,625,000	4,776
Iron Mountain, Inc. 7.000%, 2/15/29 144A	3,125,000	3,257
Jones Deslauriers Insurance Management, Inc.
8.500%, 3/15/30 144A	1,800,000	1,926
10.500%, 12/15/30 144A	2,200,000	2,392
Macquarie Airfinance Holdings, Ltd.
6.400%, 3/26/29 144A	175,000	182
6.500%, 3/26/31 144A	175,000	185
8.125%, 3/30/29 144A	150,000	159
Navient Corp.
5.000%, 3/15/27	675,000	669
5.500%, 3/15/29	1,575,000	1,528
6.750%, 6/25/25	1,300,000	1,308
6.750%, 6/15/26	500,000	511
Panther Escrow Issuer LLC 7.125%, 6/1/31 144A	3,750,000	3,933
RHP Hotel Properties LP / RHP Finance Corp.
6.500%, 4/1/32 144A	825,000	853
7.250%, 7/15/28 144A	825,000	863
Rocket Mortgage LLC / Rocket Mortgage Co- Issuer, Inc.
2.875%, 10/15/26 144A	1,800,000	1,728
3.625%, 3/1/29 144A	1,475,000	1,387
3.875%, 3/1/31 144A	1,525,000	1,404
4.000%, 10/15/33 144A	1,200,000	1,072
Ryan Specialty LLC
4.375%, 2/1/30 144A	800,000	771
5.875%, 8/1/32 144A	875,000	890
United Wholesale Mortgage LLC
5.500%, 11/15/25 144A	2,125,000	2,121
5.500%, 4/15/29 144A	1,375,000	1,339
5.750%, 6/15/27 144A	950,000	944
USI, Inc. 7.500%, 1/15/32 144A	4,450,000	4,610
VICI Properties LP / VICI Note Co., Inc.
3.500%, 2/15/25 144A	125,000	124
4.250%, 12/1/26 144A	625,000	619
4.500%, 9/1/26 144A	450,000	448
4.625%, 6/15/25 144A	400,000	398
4.625%, 12/1/29 144A	600,000	589
5.750%, 2/1/27 144A	225,000	229

Total		80,402

Industrial (13.4%)
ARD Finance SA 6.500%, 6/30/27 144A	3,032,214	670
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4.000%, 9/1/29 144A	2,250,000	2,008
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.250%, 8/15/27 144A	6,825,000	5,087

Corporate Bonds (96.0%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Artera Services LLC 8.500%, 2/15/31 144A	775,000	767
Ball Corp.
2.875%, 8/15/30	700,000	623
6.000%, 6/15/29	750,000	776
6.875%, 3/15/28	675,000	699
Berry Global, Inc.
4.875%, 7/15/26 144A	524,000	523
5.625%, 7/15/27 144A	1,150,000	1,149
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28 144A	1,225,000	1,240
Clearwater Paper Corp. 4.750%, 8/15/28 144A	1,475,000	1,388
Clydesdale Acquisition Holdings, Inc.
6.875%, 1/15/30 144A	725,000	740
8.750%, 4/15/30 144A	6,250,000	6,346
Coherent Corp. 5.000%, 12/15/29 144A	2,575,000	2,518
CP Atlas Buyer, Inc. 7.000%, 12/1/28 144A	3,250,000	3,009
Crown Americas LLC 5.250%, 4/1/30	400,000	404
Crown Americas LLC / Crown Americas Capital Corp. VI 4.750%, 2/1/26	1,175,000	1,171
EMRLD Borrower LP / Emerald Co-Issuer, Inc.
6.625%, 12/15/30 144A	4,225,000	4,356
6.750%, 7/15/31 144A	200,000	209
Energizer Holdings, Inc.
4.375%, 3/31/29 144A	2,525,000	2,391
4.750%, 6/15/28 144A	1,400,000	1,358
6.500%, 12/31/27 144A	1,650,000	1,676
Graphic Packaging International LLC
3.500%, 3/15/28 144A	425,000	405
3.500%, 3/1/29 144A	450,000	423
3.750%, 2/1/30 144A	175,000	164
4.750%, 7/15/27 144A	500,000	495
Hillenbrand, Inc. 6.250%, 2/15/29	2,025,000	2,061
Madison IAQ LLC
4.125%, 6/30/28 144A	250,000	241
5.875%, 6/30/29 144A	4,875,000	4,746
Masterbrand, Inc. 7.000%, 7/15/32 144A	450,000	472
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/27 144A	1,425,000	1,472
9.250%, 4/15/27 144A	1,400,000	1,435
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.750%, 4/1/32 144A	575,000	596
MIWD Holdco II LLC / MIWD Finance Corp. 5.500%, 2/1/30 144A	1,575,000	1,530
OI European Group BV 4.750%, 2/15/30 144A	450,000	425
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27 144A	775,000	779
7.250%, 5/15/31 144A	1,825,000	1,875
7.375%, 6/1/32 144A	400,000	408
Sealed Air Corp.
5.000%, 4/15/29 144A	550,000	542

High Yield Bond Portfolio

Corporate Bonds (96.0%)	Shares/ Par +	Value $ (000’s)
Industrial continued
6.125%, 2/1/28 144A	550,000	559
6.500%, 7/15/32 144A	1,400,000	1,444
7.250%, 2/15/31 144A	575,000	609
Sensata Technologies BV 5.875%, 9/1/30 144A	1,700,000	1,707
Sensata Technologies, Inc.
3.750%, 2/15/31 144A	225,000	206
6.625%, 7/15/32 144A	250,000	261
SPX FLOW, Inc. 8.750%, 4/1/30 144A	2,950,000	3,095
Standard Industries, Inc.
3.375%, 1/15/31 144A	725,000	646
4.375%, 7/15/30 144A	1,200,000	1,136
4.750%, 1/15/28 144A	1,325,000	1,298
5.000%, 2/15/27 144A	3,000,000	2,975
6.500%, 8/15/32 144A	200,000	207
TransDigm, Inc.
4.625%, 1/15/29	1,250,000	1,207
4.875%, 5/1/29	275,000	268
5.500%, 11/15/27	1,250,000	1,246
6.000%, 1/15/33 144A	275,000	279
6.375%, 3/1/29 144A	1,025,000	1,057
6.625%, 3/1/32 144A	2,225,000	2,317
6.750%, 8/15/28 144A	1,000,000	1,029
6.875%, 12/15/30 144A	3,850,000	4,032
Trivium Packaging Finance BV
5.500%, 8/15/26 144A	525,000	523
8.500%, 8/15/27 144A	4,325,000	4,335
TTM Technologies, Inc. 4.000%, 3/1/29 144A	1,675,000	1,587
Watco Cos. LLC / Watco Finance Corp. 7.125%, 8/1/32 144A	1,150,000	1,199
WESCO Distribution, Inc.
6.375%, 3/15/29 144A	1,150,000	1,188
6.625%, 3/15/32 144A	1,375,000	1,432
7.250%, 6/15/28 144A	1,075,000	1,101

Total		94,120

Technology (10.4%)
Amentum Escrow Corp. 7.250%, 8/1/32 144A	600,000	626
ams-OSRAM AG 12.250%, 3/30/29 144A	475,000	505
AthenaHealth Group, Inc. 6.500%, 2/15/30 144A	6,250,000	6,004
Capstone Borrower, Inc. 8.000%, 6/15/30 144A	1,800,000	1,907
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc. 8.000%, 6/15/29 144A	775,000	806
Central Parent, Inc. / Central Merger Sub, Inc. 7.250%, 6/15/29 144A	2,575,000	2,633
Clarivate Science Holdings Corp.
3.875%, 7/1/28 144A	350,000	336
4.875%, 7/1/29 144A	3,250,000	3,126
Cloud Software Group, Inc.
6.500%, 3/31/29 144A	3,125,000	3,109
8.250%, 6/30/32 144A	450,000	470
9.000%, 9/30/29 144A	3,225,000	3,282
Consensus Cloud Solutions, Inc.
6.000%, 10/15/26 144A	1,900,000	1,895

Corporate Bonds (96.0%)	Shares/ Par +	Value $ (000’s)
Technology continued
6.500%, 10/15/28 144A	2,225,000	2,224
The Dun & Bradstreet Corp. 5.000%, 12/15/29 144A	2,375,000	2,365
Elastic NV 4.125%, 7/15/29 144A	2,500,000	2,336
Entegris, Inc.
3.625%, 5/1/29 144A	725,000	678
4.750%, 4/15/29 144A	850,000	838
5.950%, 6/15/30 144A	2,300,000	2,343
Fortress Intermediate 3, Inc. 7.500%, 6/1/31 144A	1,275,000	1,345
Helios Software Holdings, Inc. / ION Corporate Solutions Finance SARL 4.625%, 5/1/28 144A	950,000	875
Insight Enterprises, Inc. 6.625%, 5/15/32 144A	525,000	548
McAfee Corp. 7.375%, 2/15/30 144A	6,525,000	6,364
NCR Atleos Corp. 9.500%, 4/1/29 144A	1,150,000	1,266
NCR Voyix Corp.
5.000%, 10/1/28 144A	1,375,000	1,350
5.125%, 4/15/29 144A	1,475,000	1,443
5.250%, 10/1/30 144A	1,425,000	1,383
Open Text Corp.
3.875%, 2/15/28 144A	1,675,000	1,600
3.875%, 12/1/29 144A	125,000	116
6.900%, 12/1/27 144A	450,000	475
Open Text Holdings, Inc.
4.125%, 2/15/30 144A	1,250,000	1,173
4.125%, 12/1/31 144A	300,000	276
Roblox Corp. 3.875%, 5/1/30 144A	1,650,000	1,536
Rocket Software, Inc.
6.500%, 2/15/29 144A	3,675,000	3,497
9.000%, 11/28/28 144A	475,000	496
Science Applications International Corp. 4.875%, 4/1/28 144A	875,000	857
Seagate HDD Cayman
8.250%, 12/15/29	75,000	81
8.500%, 7/15/31	700,000	764
9.625%, 12/1/32	2,302,125	2,673
SS&C Technologies, Inc.
5.500%, 9/30/27 144A	3,850,000	3,848
6.500%, 6/1/32 144A	625,000	646
Synaptics, Inc. 4.000%, 6/15/29 144A	900,000	853
UKG, Inc. 6.875%, 2/1/31 144A	3,725,000	3,849
Zebra Technologies Corp. 6.500%, 6/1/32 144A	525,000	548

Total		73,345

Utilities (2.2%)
AmeriGas Partners LP / AmeriGas Finance Corp. 5.875%, 8/20/26	675,000	670
Calpine Corp.
3.750%, 3/1/31 144A	1,250,000	1,158
4.500%, 2/15/28 144A	1,575,000	1,538
4.625%, 2/1/29 144A	350,000	338

High Yield Bond Portfolio

Corporate Bonds (96.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
5.000%, 2/1/31 144A	600,000	581
5.125%, 3/15/28 144A	1,075,000	1,060
5.250%, 6/1/26 144A	299,000	298
NextEra Energy Operating Partners LP
4.500%, 9/15/27 144A	350,000	342
7.250%, 1/15/29 144A	1,925,000	2,030
NRG Energy, Inc.
3.875%, 2/15/32 144A	207,000	189
5.250%, 6/15/29 144A	775,000	772
5.750%, 1/15/28	400,000	403
6.625%, 1/15/27	625,000	626
TransAlta Corp. 7.750%, 11/15/29	350,000	370

Corporate Bonds (96.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Vistra Operations Co. LLC
5.000%, 7/31/27 144A	1,100,000	1,095
5.500%, 9/1/26 144A	1,400,000	1,399
5.625%, 2/15/27 144A	1,925,000	1,922
7.750%, 10/15/31 144A	875,000	942

Total		15,733

Total Corporate Bonds (Cost: $695,219)		676,160

Total Investments (96.0%) (Cost: $695,219)@		676,160

Other Assets, Less Liabilities (4.0%)		27,999

Net Assets (100.0%)		704,159

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024 the value of these securities (in thousands) was $596,562 representing 84.7% of the net assets.

f	Defaulted Security - not accruing income as of the date of this report.
*	Non income producing
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $695,219 and the net unrealized depreciation of investments based on that cost was $19,059 which is comprised of $11,078 aggregate gross unrealized appreciation and $30,137 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$676,160	$—

Total Assets:	$—	$676,160	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

1